Marketable Securities - Schedule of Marketable Securities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current investments	R$ 774	R$ 1,745
Non-current investments		134
Investments	774	1,879
Bank deposit certificates (CDBs) [member]
IfrsStatementLineItems [Line Items]
Current investments	74	191
Non-current investments		127
Financial Notes Banks [member]
IfrsStatementLineItems [Line Items]
Current investments	475	1,140
Marketable securities - treasury financial notes [member]
IfrsStatementLineItems [Line Items]
Current investments	214	402
Other Investment [member]
IfrsStatementLineItems [Line Items]
Current investments	R$ 11	12
Debentures [member]
IfrsStatementLineItems [Line Items]
Non-current investments		R$ 7